TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Domestic	$ 783	$ 3,598
Foreign	6,359	9,279
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 7,142	$ 12,877